UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Eidelman Virant Capital

Address:   8000 Maryland Avenue
           Suite 380
           Saint Louis, Missouri 63105


Form 13F File Number: 028-14231


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Rob Bertman
Title:  Chief Compliance Officer
Phone:  314-727-0519

Signature,  Place,  and  Date  of  Signing:

/s/ Rob Bertman                    Saint Louis, MO                    8/5/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             128

Form 13F Information Table Value Total:  $     	145,589
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS     SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- -------- -------- --------
1ST CONSTITUTION BANCORP       COM              31986N102      184    23550 SH       SOLE                 23550    0        0
ANNALY CAP MGMT INC            COM              035710409      189    10500 SH       SOLE                 10500    0        0
APPLE INC                      COM              037833100      205      610 SH       SOLE                   610    0        0
ARCH COAL INC                  COM              039380100     5519   207000 SH       SOLE                207000    0        0
ARMOUR RESIDENTIAL REIT INC    COM              042315101      294    40000 SH       SOLE                 40000    0        0
ASTROTECH CORP                 COM              046484101       10    10000 SH       SOLE                 10000    0        0
AT&T INC                       COM              00206R102      861    27410 SH       SOLE                 27410    0        0
BAR HBR BANKSHARES             COM              066849100      285    10100 SH       SOLE                 10100    0        0
BLOUNT INTL INC NEW            COM              095180105     2481   142000 SH       SOLE                142000    0        0
BP PLC                         SPONSORED ADR    055622104     1786    40314 SH       SOLE                 40314    0        0
BRIGHAM EXPLORATION CO         COM              109178103      599    20000 SH       SOLE                 20000    0        0
BRITTON & KOONTZ CAP CORP      COM              111091104      570    44355 SH       SOLE                 44355    0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2680    74000 SH       SOLE                 74000    0        0
CASELLA WASTE SYS INC	       CL A             147448104      488    80000 SH       SOLE                 80000    0        0
CATERPILLAR INC DEL            COM              149123101      724     6796 SH       SOLE                  6796    0        0
CENTURYLINK INC                COM              156700106      743    18386 SH       SOLE                 18386    0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     2170    40000 SH       SOLE                 40000    0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1208    40675 SH       SOLE                 40675    0        0
CHIMERA INVT CORP	       COM	        16934Q109      785   227000 SH       SOLE                227000    0        0
CIGNA CORP                     COM              125509109     1029    20000 SH       SOLE                 20000    0        0
CIMAREX ENERGY CORP            COM              171798101     4100    45600 SH       SOLE                 45600    0        0
CITIGROUP INC                  COM              172967101     1181    28370 SH       SOLE                 28370    0        0
COCA COLA CO                   COM              191216100      500     7425 SH       SOLE                  7425    0        0
CODORUS VY BANCORP INC         COM              192025104      292    27771 SH       SOLE                 27771    0        0
CONOCOPHILLIPS                 COM              20825C104      703     9353 SH       SOLE                  9353    0        0
CONSOL ENERGY INC              COM              20854P109     5347   110300 SH       SOLE                110300    0        0
CONSUMER PORTFOLIO SVCS INC    COM              210502100      157   133111 SH       SOLE                133111    0        0
CPI CORP                       COM              125902106     1693   128773 SH       SOLE                128773    0        0
CSX CORP                       COM              126408103      346    13200 SH       SOLE                 13200    0        0
DELTA AIR LINES INC DEL        COM NEW          247361702     3264   355906 SH       SOLE                355906    0        0
DIRECTV                        COM CL A         25490A101     2140    42105 SH       SOLE                 42105    0        0
DNB FINL CORP                  COM              233237106      385    38523 SH       SOLE                 38523    0        0
DOT HILL SYS CORP              COM              25848T109       28    10000 SH       SOLE                 10000    0        0
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108      101    16800 SH       SOLE                 16800    0        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102       45    16200 SH       SOLE                 16200    0        0
ENPRO INDS INCO                COM              29355X107      264     5500 SH       SOLE                  5500    0        0
ENTERPRISE FINL SVCS CORP      COM              293712105      419    31000 SH       SOLE                 31000    0        0
EXIDE TECHNOLOGIES             COM NEW          302051206     1392   182180 SH       SOLE                182180    0        0
EXXON MOBIL CORP               COM              30231G102      418     5134 SH       SOLE                  5134    0        0
FEDERAL MOGUL CORP             COM              313549404     1072    46938 SH       SOLE                 46938    0        0
FIRST BUS FINL SVCS INC WI     COM              319390100     2483   168369 SH       SOLE                168369    0        0
FIRST M & F CORP               COM              320744105      246    65200 SH       SOLE                 65200    0        0
FIRST SOUTH BANCORP INC VA     COM              33646W100       77    17985 SH       SOLE                 17985    0        0
FORCE PROTECTION INC           COM NEW          345203202      546   110000 SH       SOLE                110000    0        0
FOSTER WHEELER AG              COM              H27178104      304    10000 SH       SOLE                 10000    0        0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     7260   272200 SH       SOLE                272200    0        0
GAP INC DEL                    COM              364760108      442    24405 SH       SOLE                 24405    0        0
GENCORP INC                    COM              368682100     2221   345955 SH       SOLE                345955    0        0
GLEN BURNIE BANCORP            COM              377407101      223    24741 SH       SOLE                 24741    0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      916     6885 SH       SOLE                  6885    0        0
GRAFTECH INTL LTD              COM              384313102     2686   132500 SH       SOLE                132500    0        0
HARBINGER GROUP INC            COM              41146A106     1023   167379 SH       SOLE                167379    0        0
HARDINGE INC                   COM              412324303      197    18100 SH       SOLE                 18100    0        0
HEXCEL CORP NEW                COM              428291108     3855   176100 SH       SOLE                176100    0        0
HOMEOWNERS CHOICE INC          COM              43741E103       67    10000 SH       SOLE                 10000    0        0
HOPFED BANCORP INC             COM              439734104      775    97915 SH       SOLE                 97915    0        0
HORIZON BANCORP IND            COM              440407104     1572    58426 SH       SOLE                 58426    0        0
INDIANA COMMUNITY BANCORP      COM              454674102      494    28600 SH       SOLE                 28600    0        0
ING PRIME RATE TR              SH BEN INT       44977W106      123    20000 SH       SOLE                 20000    0        0
INSTEEL INDUSTRIES INC         COM              45774W108      602    48000 SH       SOLE                 48000    0        0
INTEGRATED ELECTRICAL SVC      COM              45811E301       93    29530 SH       SOLE                 29530    0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1274     7425 SH       SOLE                  7425    0        0
INVESCO VAN KAMPEN SR INC TR   COM              46131H107      271    53839 SH       SOLE                 53839    0        0
ISHARES TR                     DJ US INDEX FD   464287846      227     3400 SH       SOLE                  3400    0        0
ISHARES TR                     RUSSELL 3000     464287689      217     2734 SH       SOLE                  2734    0        0
ITURAN LOCATION AND CONTROL    SHS              M6158M104      178    12605 SH       SOLE                 12605    0        0
JOHNSON & JOHNSON              COM              478160104     1244    18695 SH       SOLE                 18695    0        0
KANSAS CITY SOUTHERN           COM NEW          485170302     5025    84700 SH       SOLE                 84700    0        0
LSB FINL CORP                  COM              501925101      264    17163 SH       SOLE                 17163    0        0
MADISON SQUARE GARDEN INC      CL A             55826P100      551    20000 SH       SOLE                 20000    0        0
MAINSOURCE FINANCIAL GP INC    COM              56062Y102       91    11000 SH       SOLE                 11000    0        0
MANITOWOC INC                  COM              563571108     2829   168000 SH       SOLE                168000    0        0
MARATHON OIL CORP              COM              565849106     1580    30000 SH       SOLE                 30000    0        0
MEDICAL PPTYS TRUST INC        COM              58463J304      115    10000 SH       SOLE                 10000    0        0
METRO BANCORP INC PA           COM              59161R101      114    10000 SH       SOLE                 10000    0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103      861   179823 SH       SOLE                179823    0        0
MICRON TECHNOLOGY INC          COM              595112103     6636   887175 SH       SOLE                887175    0        0
MICROSOFT CORP                 COM              594918104      924    35550 SH       SOLE                 35550    0        0
MOSAIC CO                      COM              61945A107      339     5000 SH       SOLE                  5000    0        0
NAPCO SEC TECHNOLOGIES INC     COM              630402105       84    28446 SH       SOLE                 28446    0        0
NORTHROP GRUMMAN CORP          COM              666807102      561     8090 SH       SOLE                  8090    0        0
OLIN CORP                      COM PAR $1       680665205     5682   250750 SH       SOLE                250750    0        0
PACIFIC PREMIER BANCORP        COM              69478X105      320    50002 SH       SOLE                 50002    0        0
PAN AMERICAN SILVER CORP       COM              697900108     1045    33825 SH       SOLE                 33825    0        0
PARAGON SHIPPING INC           CL A             69913R309       95    47000 SH       SOLE                 47000    0        0
PARAMOUNT GOLD & SILVER CORP   COM              69924P102       33    10000 SH       SOLE                 10000    0        0
PARKE BANCORP INC              COM              700885106      183    23549 SH       SOLE                 23549    0        0
PETROHAWK ENERGY CORP          COM              716495106     5778   234225 SH       SOLE                234225    0        0
PFIZER INC                     COM              717081103     2253   109362 SH       SOLE                109362    0        0
PNM RES INC                    COM              69349H107     1307    78050 SH       SOLE                 78050    0        0
POPULAR INC                    COM              733174106       41    15000 SH       SOLE                 15000    0        0
PROVIDENT FINL HLDGS INC       COM              743868101      148    18509 SH       SOLE                 18509    0        0
PSB HLDGS INC                  COM              69360N108      508    22994 SH       SOLE                 22994    0        0
PULASKI FINL CORP              COM              745548107     1200   168300 SH       SOLE                168300    0        0
RADIAN GROUP INC               COM              750236101       42    10000 SH       SOLE                 10000    0        0
RANGE RES CORP                 COM              75281A109      283     5100 SH       SOLE                  5100    0        0
RAYTHEON CO                    COM NEW          755111507      279     5600 SH       SOLE                  5600    0        0
READING INTERNATIONAL INC      CL A             755408101     2921   642002 SH       SOLE                642002    0        0
ROSETTA RESOURCES INC          COM              777779307      618    12000 SH       SOLE                 12000    0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      477    27600 SH       SOLE                 27600    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      234    13600 SH       SOLE                 13600    0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     1007    59003 SH       SOLE                 59003    0        0
SABINE ROYALTY TR              UNIT BEN INT     785688102      382     6000 SH       SOLE                  6000    0        0
SAFEWAY INC                    COM NEW          786514208     3774   161500 SH       SOLE                161500    0        0
SILICON GRAPHICS INTL CORP     COM              82706L108      224    13000 SH       SOLE                 18000    0        0
STRATEGIC DIAGNOSTICS INC      COM              862700101       60    30000 SH       SOLE                 30000    0        0
SUMMIT ST BK SANTA ROSA CALI   COM              866264203      103    15280 SH       SOLE                 15280    0        0
SWS GROUP INC                  COM              78503N107      324    54125 SH       SOLE                 54125    0        0
SYMANTEC CORP                  COM              871503108      329    16700 SH       SOLE                 16700    0        0
SYNOVUS FINL CORP              COM              87161C105       74    35668 SH       SOLE                 35668    0        0
TELEPHONE & DATA SYS INC       COM              879433100     1492    48000 SH       SOLE                 48000    0        0
TELEPHONE & DATA SYS INC       SPL COM          879433860     2774   103000 SH       SOLE                103000    0        0
THOMPSON CREEK METALS  CO INC  COM              884768102     4667   467600 SH       SOLE                467600    0        0
TOWER FINANCIAL CORP           COM              891769101      389    47400 SH       SOLE                 47400    0        0
TRANSOCEAN LTD                 REG SHS          H8817H100      923    14290 SH       SOLE                 14290    0        0
UNITED STATES STL CORP NEW     COM              912909108      691    15000 SH       SOLE                 15000    0        0
UNITED WESTN BANCORP INC       COM              913201109        1    25000 SH       SOLE                 25000    0        0
UNITEDHEALTH GROUP INC         COM              91324P102     1073    20810 SH       SOLE                 20810    0        0
UQM TECHNOLOGIES INC           COM              903213106       45    20000 SH       SOLE                 20000    0        0
USA TECHNOLOGIES INC           COM NO PAR       90328S500       22    10000 SH       SOLE                 10000    0        0
VIEWPOINT FINL GROUP INC MD    COM              92672A101      276    20000 SH       SOLE                 20000    0        0
VSB BANCORP INC N Y            COM              917927105      263    23224 SH       SOLE                 23224    0        0
WAL MART STORES INC            COM              931142103     2101    39532 SH       SOLE                 39532    0        0
WASTE MGMT INC DEL             COM              94106L109     3638    97610 SH       SOLE                 97610    0        0
WENDYS ARBYS GROUP INC         COM              950587105      152    30000 SH       SOLE                 30000    0        0
WISDOMTREE TRUST               JP SMALLCP DIV   97717W958     1004    22950 SH       SOLE                 22950    0        0
WORLD HEART CORP               COM NO PAR       980905400       18    18400 SH       SOLE                 18400    0        0
YADKIN VALLEY FINANCIAL CORP   COM              984314104       86    41059 SH       SOLE                 41059    0        0
